Note 15 - Schedule of Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Operating Expenses [Table Text Block]
	For the year ended December 31, 2017
	Research and Development	Professional Fees	General and Administrative

Salaries, bonus and benefits	$620,694	$-	$2,703,865
Contracted expenditures	821,927	-	5,610
Marketing and investor relations	-	-	168,623
Travel and accommodation	11,815	-	338,738
Insurance	76,628	-	182,753
License fees	480,131	-	-
Office	33,222	-	199,844
Consultants	325,388	1,294,044	-
Regulatory	103,100	-	138,289
Rent	39,129	-	164,250
Supplies	239,292	-	44,298
Total	$2,751,326	$1,294,044	$3,946,270
	For the year ended December 31, 2016
	Research and Development	Professional Fees	General and Administrative

Salaries, bonus and benefits	$549,556	$-	$2,298,476
Contracted expenditures	322,165	-	-
Marketing and investor relations	-	-	194,187
Travel and accommodation	-	-	87,265
Insurance	47,207	-	133,827
Office	12,455	-	124,693
Consultants	308,582	1,245,182	23,904
Regulatory	101,100	-	-
Transfer agent and filing fees	-	-	25,357
Rent	19,264	-	28,895
Supplies	158,260	-	-
Total	$1,518,589	$1,245,182	$2,916,604